Share Capital (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital Abstract
Number of stock options granted	840,000	750,000	850,000
Fair value of stock options granted (CAD$)	$ .31	$ .20	$ .20
Market price of shares on grant date (CAD$)	$ .48	$ .30	$ .25
Pre-vest forfeiture rate	13.27%	13.81%	16.09%
Risk-free interest rate	0.33%	1.44%	2.10%
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	94.00%	105.00%	119.00%
Expected option life in years	3 years 11 months 23 days	4 years 2 months 19 days	4 years 2 months 19 days